CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net income(Loss)		$ 312,707
Adjustments to reconcile net income(loss) to net cash used in operating activities
Change in derivative liability		(147,659)
Accounts payable and accrued liabilities		(165,048)
Cash used in Operating Activities
Cash and cash equivalents - beginning of year
Cash and cash equivalents - end of year
Supplemental disclosure of cash flow information
Settlement of convertible notes payable through issuance of common stock		$ (73,555)